Right-of-Use Assets (Details) - Schedule of Amounts Recognized in Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Amounts Recognized in Statements of Cash Flows [Abstract]
Payment of lease liabilities	$ (178,040)	$ (133,382)	$ (143,549)